Pacer Trendpilot European Index ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Austria - 0.7%
ANDRITZ AG	562	$34,710
Erste Group Bank AG	2,460	106,474
Eurotelesites AG(a)	274	1,140
OMV AG	1,144	51,072
Raiffeisen Bank International AG	1,038	21,672
Telekom Austria AG	1,102	9,599
Verbund AG	530	43,330
voestalpine AG	890	26,546
		294,543

Belgium - 2.4%
Ackermans & van Haaren NV	180	30,132
Ageas SA/NV	1,324	56,962
Anheuser-Busch InBev SA/NV - ADR(b)	6,759	417,301
Cenergy Holdings SA	286	2,253
D'ieteren Group	180	36,512
Elia Group SA/NV	306	36,971
Groupe Bruxelles Lambert NV	675	51,355
KBC Groep NV	1,972	128,890
Lotus Bakeries NV	3	25,580
Sofina SA	136	32,717
Solvay SA	562	15,451
Syensqo SA(a)	562	50,101
Titan Cement International SA	318	8,196
UCB SA	974	91,892
Umicore SA	1,645	37,635
Viohalco SA	338	2,323
		1,024,271

Finland - 3.3%
Elisa OYJ	1,144	52,234
Fortum Oyj	3,500	47,999
Kesko OYJ - Class B	2,174	42,478
Kone Oyj - Class B	2,538	126,004
Mandatum Oyj(a)	3,818	17,346
Metso Oyj	5,132	51,524
Neste Oyj	3,340	115,685
Nokia Oyj - ADR(b)	40,089	144,320
Nordea Bank Abp	27,142	335,209
Orion OYJ - Class B	836	38,596
Sampo Oyj - Class A	3,544	148,546
Stora Enso Oyj - Class R	4,612	58,888
UPM-Kymmene Oyj	4,164	151,515
Valmet Oyj	1,324	37,560
Wartsila OYJ Abp	3,892	57,623
		1,425,527

France - 33.8%
Accor SA	1,474	58,461
Aeroports de Paris SA	254	34,147
Air Liquide SA	4,040	758,289
Airbus SE - ADR	18,492	734,132
ALD SA(c)(d)	1,568	10,498
Alstom SA	2,290	29,079
Amundi SA(c)(d)	456	30,997
Arkema SA	466	51,015
AXA SA	13,977	470,668
BioMerieux	350	37,824
BNP Paribas SA - ADR	16,366	548,425
Bollore SE	7,000	46,335
Bouygues SA	1,696	62,281
Bureau Veritas SA	2,290	61,127
Capgemini SE	1,262	282,587
Carrefour SA	4,260	72,832
Cie de L'Odet SE	4	6,501
Cie de Saint-Gobain SA	3,645	259,353
Cie Generale des Etablissements Michelin SCA	5,480	182,523
Credit Agricole SA	8,824	126,944
Danone SA	4,949	330,208
Dassault Aviation SA	180	34,139
Dassault Systemes SE	5,310	276,796
Edenred SE	1,944	116,430
Eiffage SA	582	61,060
Engie SA	13,920	222,791
EssilorLuxottica SA	2,397	472,235
Eurazeo SE	380	32,463
Getlink SE	2,830	48,934
Hermes International SCA	264	558,566
Ipsen SA	274	31,684
JCDecaux SE(a)	582	12,120
Kering	562	232,767
La Francaise des Jeux SAEM(c)(d)	806	32,786
Legrand SA	2,045	199,432
L'Oreal SA	1,823	876,106
LVMH Moet Hennessy Louis Vuitton SE - ADR	9,742	1,619,120
Neoen SA(c)(d)	550	16,025
Orange SA	14,988	178,140
Pernod Ricard SA	1,611	265,503
Publicis Groupe SA	1,784	179,492
Remy Cointreau SA	180	18,340
Renault SA	1,536	58,214
Rexel SA	1,908	51,116
Safran SA	2,682	502,645
Sanofi SA - ADR	17,125	854,537
Sartorius Stedim Biotech	190	51,579
Schneider Electric SE	4,200	830,168
SCOR SE	1,208	36,110
SEB SA	180	22,079
Societe Generale SA	5,684	147,178
Sodexo SA	700	79,129
SOITEC(a)	200	29,265
STMicroelectronics NV	5,172	228,689
Teleperformance SE	466	73,350
Thales SA	774	113,215
TotalEnergies SE - ADR(b)	17,265	1,125,333
Ubisoft Entertainment SA(a)	816	18,087
Valeo SE	1,674	22,008
Veolia Environnement SA	4,972	162,647
Vinci SA	3,893	492,573
Vivendi SE	4,928	55,680
Wendel SA	222	20,237
Worldline SA(a)(c)(d)	1,962	26,748
		14,679,742

Germany - 23.9%
adidas AG - ADR	2,583	227,614
Allianz SE	3,128	837,668
BASF SE	6,990	335,853
Bayer AG - ADR(b)	30,952	242,354
Bayerische Motoren Werke AG	2,458	257,081
Bechtle AG	656	34,270
Beiersdorf AG	776	113,927
Brenntag SE	1,055	93,787
Carl Zeiss Meditec AG	296	31,528
Commerzbank AG	8,356	96,444
Continental AG	868	71,479
Covestro AG(a)(c)(d)	1,526	80,940
CTS Eventim AG & Co. KGaA	476	32,331
Daimler AG	6,756	458,878
Daimler Truck Holding AG	4,185	150,426
Delivery Hero SE(a)(c)(d)	1,516	34,897
Deutsche Bank AG	15,811	205,623
Deutsche Boerse AG	1,461	291,701
Deutsche Lufthansa AG(a)	4,804	40,225
Deutsche Post AG	7,481	359,931
Deutsche Telekom AG	26,641	654,847
Deutsche Wohnen SE	392	9,557
DWS Group GmbH & Co. KGaA(c)(d)	274	11,246
E.ON SE	17,598	238,867
Evonik Industries AG	1,645	30,479
Fielmann Group AG	200	10,444
Fraport AG Frankfurt Airport Services Worldwide(a)	286	16,931
Fresenius Medical Care AG - ADR(b)	3,016	58,209
Fresenius SE & Co. KGaA	3,308	93,377
FUCHS SE	264	9,386
GEA Group AG	1,295	52,061
Hannover Rueck SE	475	114,062
Heidelberg Materials AG	1,124	104,319
Hella GmbH & Co. KGaA	180	15,971
HelloFresh SE(a)	1,304	17,432
Henkel AG & Co. KGaA	806	55,189
HOCHTIEF AG	168	18,110
Infineon Technologies AG	10,243	373,543
KION Group AG	572	26,334
Knorr-Bremse AG	530	32,957
LEG Immobilien SE(a)	595	49,808
Merck KGaA	1,008	166,016
MTU Aero Engines AG	434	100,230
Muenchener Rueckversicherungs-Gesellschaft AG	1,079	459,665
Nemetschek SE	434	40,345
Puma SE	806	32,751
Rational AG	32	24,692
Rheinmetall AG	340	119,343
RWE AG	5,658	209,913
SAP SE - ADR(b)	8,611	1,490,564
Sartorius AG	20	5,879
Scout24 SE(c)(d)	595	43,995
Siemens AG - ADR	11,747	1,051,356
Siemens Energy AG(a)	4,287	64,699
Siemens Healthineers AG(c)(d)	2,156	120,833
Sixt SE	106	10,390
Symrise AG	1,010	104,719
Talanx AG	424	29,807
Telefonica Deutschland Holding AG	7,200	18,285
ThyssenKrupp AG	3,956	24,634
Traton SE	402	9,870
Volkswagen AG	232	32,995
Vonovia SE	5,448	171,036
Wacker Chemie AG	116	12,718
Zalando SE(a)(c)(d)	1,750	35,328
		10,370,149

Greece - 0.7%
Aegean Airlines SA(a)	296	3,928
Alpha Services and Holdings SA(a)	17,180	30,634
Athens Water Supply & Sewage Co. SA	328	2,038
Autohellas Tourist and Trading SA	158	2,288
Ellaktor SA(a)	668	1,783
Eurobank Ergasias SA(a)	20,468	39,528
FF Group(a)(e)	1,259	6,531
GEK Terna Holding Real Estate Construction SA	444	6,689
Hellenic Energy Holdings SA	466	3,732
Hellenic Telecommunications Organization SA	1,378	19,136
Holding Co. ADMIE IPTO SA	912	2,144
Jumbo SA	880	24,726
Lamda Development	646	4,873
Motor Oil Hellas Corinth Refineries SA	456	12,458
Mytilineos SA	806	33,100
National Bank of Greece SA(a)	5,932	45,067
OPAP SA	1,506	26,073
Piraeus Financial Holdings SA(a)	5,462	22,135
Piraeus Port Authority SA	62	1,675
Public Power Corp. SA(a)	1,718	22,725
Quest Holdings SA	212	1,212
Sarantis SA	254	2,410
Terna Energy SA	412	6,697
		321,582

Ireland - 0.8%
AIB Group PLC	11,188	49,282
Bank of Ireland Group PLC	8,506	78,430
Glanbia PLC	1,420	25,382
Kerry Group PLC	1,240	110,797
Kingspan Group PLC	1,178	96,192
		360,083

Italy - 7.2%
A2A SpA	12,334	24,533
Amplifon SpA	1,038	34,068
Assicurazioni Generali SpA	9,878	220,868
Banca Mediolanum SpA	1,940	19,905
Banco BPM SpA	10,998	59,546
Buzzi SpA	688	23,436
Davide Campari-Milano NV	3,986	40,535
DiaSorin SpA	168	15,530
Enel SpA	61,077	418,542
Eni SpA - ADR(b)	8,354	266,910
Ferrari NV	931	325,683
FinecoBank Banca Fineco SpA	4,910	71,262
Hera SpA	6,195	21,892
Infrastrutture Wireless Italiane SpA(c)(d)	2,852	34,660
Interpump Group SpA	636	31,644
Intesa Sanpaolo SpA	121,913	377,203
Italgas SpA	3,934	22,490
Leonardo SpA	3,212	56,251
Mediobanca Banca di Credito Finanziario SpA	5,174	68,776
Moncler SpA	1,645	101,865
Nexi SpA(a)(c)(d)	6,564	50,677
Pirelli & C SpA(c)(d)	3,934	21,419
Poste Italiane SpA(c)(d)	3,648	39,680
Prysmian SpA	2,120	93,911
Recordati Industria Chimica e Farmaceutica SpA	784	43,465
Reply SpA	180	24,802
Snam SpA	18,262	89,383
Telecom Italia SpA(a)	86,184	25,976
Telecom Italia SpA - Savings Shares(a)	48,448	15,267
Terna Rete Elettrica Nazionale SpA	11,306	95,645
UniCredit SpA	13,593	398,977
UnipolSai Assicurazioni SpA	3,362	8,909
		3,143,710

Luxembourg - 0.6%
ArcelorMittal	3,986	110,449
Eurofins Scientific	986	59,778
RTL Group SA	306	11,812
Tenaris SA - ADR	1,724	54,840
		236,879

Netherlands - 15.6%
Aalberts Industries NV	774	30,932
ABN AMRO Group NV(c)(d)	3,074	45,379
Adyen NV - ADR(a)	23,200	290,928
Aegon Ltd.	13,606	80,342
Akzo Nobel NV	1,368	105,321
Argenx SE - ADR(a)(b)	466	177,318
ASM International NV	370	206,406
ASML Holding NV	3,097	2,693,832
ASR Nederland NV	1,166	55,079
BE Semiconductor Industries NV	604	91,253
CTP NV(c)(d)	826	14,140
DSM BV(e)	1,312	139,065
Euronext NV(c)(d)	656	57,885
EXOR NV	776	75,358
Heineken Holding NV	1,050	88,339
Heineken NV	2,225	224,345
IMCD NV	456	69,977
ING Groep NV - ADR	28,258	401,264
JDE Peet's NV	964	23,815
Koninklijke Ahold Delhaize NV	7,708	216,663
Koninklijke KPN NV	25,550	86,922
Koninklijke Philips NV(a)	6,210	132,719
Koninklijke Vopak NV	518	16,206
NN Group NV	2,158	88,715
OCI NV	774	22,267
Prosus NV	11,895	353,895
QIAGEN NV	1,717	74,969
Randstad Holding NV	880	50,175
Signify NV(c)(d)	1,006	30,387
Stellantis NV	16,773	371,503
Universal Music Group NV	5,854	173,153
Wolters Kluwer NV	1,949	287,507
		6,776,059

Poland - 0.1%
InPost SA(a)	1,632	24,604

Portugal - 0.5%
EDP - Energias de Portugal SA	24,170	108,191
Galp Energia SGPS SA	4,018	63,462
Jeronimo Martins SGPS SA	2,206	50,255
		221,908

Spain - 7.9%
Acciona SA	180	23,392
ACS Actividades de Construccion y Servicios SA	1,770	69,990
Aena SME SA(c)(d)	562	99,757
Amadeus IT Holding SA	3,573	251,218
Banco Bilbao Vizcaya Argentaria SA - ADR	46,984	438,361
Banco de Sabadell SA	42,158	54,945
Banco Santander SA - ADR(b)	126,954	507,816
Bankinter SA	5,495	33,968
CaixaBank SA	29,464	125,901
Cellnex Telecom SA(c)(d)	4,376	169,208
Corp. ACCIONA Energias Renovables SA	456	11,876
EDP Renovaveis SA	2,364	38,449
Enagas SA	1,995	32,534
Endesa SA	2,544	50,477
Ferrovial SE	4,103	157,012
Grifols SA(a)	2,630	28,834
Iberdrola SA	46,815	565,375
Industria de Diseno Textil SA	8,244	353,787
Mapfre SA	7,954	17,536
Naturgy Energy Group SA	1,102	29,773
Redeia Corp. SA	3,468	57,830
Repsol SA	10,028	148,903
Telefonica SA	39,170	159,587
		3,426,529

United Kingdom - 0.0%(f)
Allfunds Group PLC	2,704	19,491
TOTAL COMMON STOCKS (Cost $40,495,068)		42,325,077

PREFERRED STOCKS - 1.1%		Value
Germany - 1.1%
Bayerische Motoren Werke AG, 0.00%,	456	44,721
FUCHS SE, 0.00%,	550	24,251
Henkel AG & Co. KGaA, 0.00%,	1,291	99,197
Sartorius AG, 0.00%,	190	69,998
Sixt SE, 0.00%,	136	9,348
Volkswagen AG, 0.00%,	1,599	207,087
		454,602

Spain - 0.0%(f)
Grifols SA - Class B(a)	2,056	16,664
TOTAL PREFERRED STOCKS (Cost $441,828)		471,266

REAL ESTATE INVESTMENT TRUSTS - 0.5%	Shares	Value
Belgium - 0.1%
Warehouses De Pauw CVA	1,272	37,500

France - 0.3%
Covivio SA	424	20,693
Gecina SA	412	45,727
Klepierre	1,654	43,060
Unibail-Rodamco-Westfield(a)	826	59,790
		169,270

Spain - 0.1%
Merlin Properties Socimi SA	2,682	27,550
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $216,252)		234,320

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(g)	3,908,306	3,908,306
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,908,306)		3,908,306

TOTAL INVESTMENTS - 108.1% (Cost $45,061,454)		$46,938,969
Liabilities in Excess of Other Assets - (8.1)%		(3,515,695)
TOTAL NET ASSETS - 100.0%		$43,423,274

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $3,758,926 which represented 8.7% of net assets.
(c)	Security considered restricted. The total market value of these securities was $1,007,485 which represented 2.3% of net assets as of January 31, 2024.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $1,007,485 or 2.3% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $145,595 or 0.3% of net assets as of January 31, 2024.

(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks
Austria	$ 294,543	$ -	$ -	$ -	$ 294,543
Belgium	1,024,271	-	-	-	1,024,271
Finland	1,425,528	-	-	-	1,425,528
France	14,679,744	-	-	-	14,679,744
Germany	10,370,149	-	-	-	10,370,149
Greece	315,051	-	6,531	-	321,582
Ireland	360,083	-	-	-	360,083
Italy	3,143,710	-	-	-	3,143,710
Luxembourg	236,879	-	-	-	236,879
Netherlands	6,636,993	-	139,065	-	6,776,058
Poland	24,604	-	-	-	24,604
Portugal	221,908	-	-	-	221,908
Spain	3,426,528	-	-	-	3,426,528
United Kingdom	19,490	-	-	$ -	$ 19,490
Common Stocks - Total	$ 42,179,481	$ -	$ 145,596	$ -	$ 42,325,077
Preferred Stocks	471,266	-	-	-	471,266
Real Estate Investment Trusts	234,320	-	-	-	234,320
Investments Purchased with Proceeds from Securities Lending(a)	-	-	-	3,908,306	3,908,306
Total Investments	$ 42,885,067	$ -	$ 145,596	$ 3,908,306	$ 46,938,969

Refer to the Schedule of Investments for industry classifications.

PTEU(a)	Balance as of 4/30/2023	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 01/31/2024
Common Stocks	$190,014	$(627)	$(33,161)	$5,191	$(15,822)	$-	$-	$145,596

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
PTEU	Fair Value as of 01/31/2024	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$ 6,531	Last Trade Price	Stale Data	4.8 EUR
Common Stocks	$ 139,065	Last Trade Price	Stale Data	98.1 EUR

(a) Table presents information for two securities: FF Group, which has been valued at 4.8 EUR , and Koninklijke DSM NV, which has been valued between 76.13 - 118.8 EUR throughout the period.